NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative) - USD ($)				3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 13, 2022	May 18, 2022	Nov. 17, 2020	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 21, 2022	Sep. 20, 2022	May 17, 2022
Property, Plant and Equipment [Line Items]
Reverse stock split			one-for-one thousand
Common stock, par value		$ 0.001		$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized		3,000,000,000		10,000,000,000		10,000,000,000		10,000,000,000		10,000,000,000	10,000,000,000	10,000,000,000	3,000,000,000	1,000,000,000
New issuance, shares		3,001,500,005								56,800
Cash and cash equivalents				$ 0		$ 0		$ 0		$ 0	$ 0
Value added tax receivable				3,334		2,342		3,334		2,342	4,341
Total research and development expense				66,020			$ 50,395	242,223	$ 147,702	256,052	230,956
Tax credit				1,716			$ (213)	$ 131,037	55,250	$ 54,977	113,415
Beneficial ownership conversion description								Each holder of the notes and warrants has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ abilities to increase such limitation to 9.99% upon 60 days’ notice to the Company), and certain notes may not be converted during the certain specified time period from the date of issuance.		Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.
beneficial ownership percentage								4.99%		4.99%
Tax credit								$ 131,037	55,250
Interest Payable				$ 56,661		$ 57,822		56,661		$ 57,822	34,098
Two Thousand And Twenty One Securities Purchase Agreement [Member] | Noteholders [Member]
Property, Plant and Equipment [Line Items]
Ownership, rate						9.99%				9.99%
Intercompany Loans [Member]
Property, Plant and Equipment [Line Items]
Subsidiary exchange repayments								$ 556,000	$ 15,600	$ 1,289,000	$ 1,005,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value		$ 0.001
New issuance, shares	14,337				14,337	25,663				25,663	29
Common Stock [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized		1,000,000,000
Common Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized		3,000,000,000
Preferred Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized		1,500,005